------------------------------
                                                          OMB APPROVAL
                                                 ------------------------------
                                                 OMB Number:          3235-0006
                                                 Expires:     December 31, 2009
                                                 Estimated average burden
                                                 hours per response........22.6
                                                 ------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2009
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1200
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      2/9/09
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     23
                                          ---------------------

Form 13F Information Table Value Total:     $ 118,775
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                          FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
----------------------  ---------  -----------  --------  -----------------  ----------  --------  -------------------
                        TITLE OF                 VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER        CLASS        CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MGRS      SOLE   SHARED NONE
----------------------  ---------  -----------  --------  -------- --- ----  ----------  --------  -------------------
AETNA INC 		 COM	   00817Y108	2,839	  116700   SH	     SOLE	 NONE	   116700  0	  0
AMERICAN EXPRESS CO 	 COM	   025816109	3,510	  257500   SH	     SOLE	 NONE	   257500  0	  0
BERKSHIRE HATHAWAY DEL 	 CL B	   084670207	7,651	  2713	   SH	     SOLE	 NONE	   2713	   0	  0
CVS CAREMARK CORP	 COM	   126650100	3,450	  125500   SH	     SOLE	 NONE	   125500  0	  0
COACH INC 		 COM	   189754104	2,747	  164500   SH	     SOLE	 NONE	   164500  0	  0
COCA COLA CO 		 COM	   191216100	8,772	  199600   SH	     SOLE	 NONE	   199600  0	  0
DIAGEO P L C 		 SPON ADR  25243Q205	5,003	  111800   SH	     SOLE	 NONE	   111800  0	  0
DONALDSON INC		 COM	   257651109	3,154	  117500   SH	     SOLE	 NONE	   117500  0	  0
JOHNSON & JOHNSON 	 COM	   478160104	8,064	  153300   SH	     SOLE	 NONE	   153300  0	  0
LABORATORY CORP AMER 	 COM	   50540R409	3,030	  51800	   SH	     SOLE	 NONE	   51800   0	  0
MCDONALDS CORP 		 COM	   580135101	7,143	  130900   SH	     SOLE	 NONE	   130900  0	  0
MICROSOFT CORP 		 COM	   594918104	4,484	  244100   SH	     SOLE	 NONE	   244100  0	  0
NIKE INC CL B 		 COM	   654106103	6,996	  149200   SH	     SOLE	 NONE	   149200  0	  0
PEPSICO INC 		 COM	   713448108	8,355	  162300   SH	     SOLE	 NONE	   162300  0	  0
PFIZER INC 		 COM	   717081103	5,127	  376400   SH	     SOLE	 NONE	   376400  0	  0
PROCTER & GAMBLE CO 	 COM	   742718109	5,133	  109000   SH	     SOLE	 NONE	   109000  0	  0
QUEST DIAGNOSTICS INC 	 COM	   74834L100	3,053	  64300	   SH	     SOLE	 NONE	   64300   0	  0
STARBUCKS CORP 		 COM	   855244109	3,131	  281800   SH	     SOLE	 NONE	   281800  0	  0
TARGET CORP 		 COM	   87612E106	5,141	  149500   SH	     SOLE	 NONE	   149500  0	  0
UNITEDHEALTH GROUP INC 	 COM	   91324P102	6,570	  313900   SH	     SOLE	 NONE	   313900  0	  0
WAL MART STORES INC 	 COM	   931142103	9,086	  174400   SH	     SOLE	 NONE	   174400  0 	  0
WALGREEN CO		 COM	   931422109	4,172	  160700   SH	     SOLE	 NONE	   160700  0	  0
ZIMMER HLDGS INC 	 COM	   98956P102	2,164	  59300	   SH	     SOLE	 NONE	   59300   0	  0

                                       2